Note 11 - Options (Details 1) - $ / shares	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Share-based Payment Arrangement [Abstract]
Outstanding, beginning of period	2,353,829	555,651	582,811
Granted	0	1,887,000	0
Cancelled	(101,182)	0	0
Forfeiture	(225,315)	(28,432)	(25,533)
Expired	(329,694)	(60,390)	1,627
Balance at end of period	1,697,638	2,353,829	555,651
Options exercisable	1,231,309	1,122,189	544,619
Outstanding, beginning of period	$ 8.35	$ 37.70	$ 36.93
Granted	.00	0.35	0.00
Cancelled	1.53	0.00	0.00
Forfeiture	.35	1.41	20.36
Expired	42.84	31.54	291.07
Balance at end of period	2.92	8.35	37.70
Weighted average exercise price, exercisable	3.90	17.12	38.23
Outstanding, beginning of period	4.30	19.33	19.37
Granted	0.00	0.26	0.00
Cancelled	.78	0.00	0.00
Forfeiture	.22	0.80	14.19
Expired	19.68	14.27	228.92
Balance at end of period	1.99	4.30	19.33
Weighted average grant date fair value, exercisable	$ 2.64	$ 8.75	$ 19.59